Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income	6 Months Ended		12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Abstract]
At beginning of year	RM 12,819,747	$ 2,746,363	RM 34,221,879
Addition	7,002,234	1,500,082
Fair value adjustment			(21,402,132)
Disposal	(12,819,747)	(2,746,363)
At end of the period	RM 7,002,234	$ 1,500,082	RM 12,819,747